GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Summary of Goodwill
	For the Years Ended
	December 31, 2015	December 31, 2014

Goodwill at beginning of period	$11,484,251	$11,484,251
Impairment	-	-
Goodwill at end of period	$11,484,251	$11,484,251